Document and Entity Information	Apr. 21, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001392091
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Registrant Name	BLUEKNIGHT ENERGY PARTNERS, L.P.
Entity File Number	001-33503
Entity Tax Identification Number	20-8536826
Entity Address, Address Line One	6060 American Plaza
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74135
City Area Code	(918)
Local Phone Number	237-4000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Unit [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Units
Trading Symbol	BKEP
Security Exchange Name	NASDAQ
Series A Preferred Unit [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Preferred Units
Trading Symbol	BKEPP
Security Exchange Name	NASDAQ